BENEFIT PLANS - Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 195,768	$ 284,118	$ 297,846
Plan Assets, Excluding Cash And Net Payables [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	200,243	285,074
Plan Assets, Excluding Cash And Net Payables [Member] | Level I
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	68,524	123,949
Plan Assets, Excluding Cash And Net Payables [Member] | Level II
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	131,719	161,125
Plan Assets, Excluding Cash And Net Payables [Member] | Level III
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	61,833	121,356
Mutual funds | Level I
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	61,833	121,356
Mutual funds | Level II
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Mutual funds | Level III
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign issued corporate debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,721	13,583
Foreign issued corporate debt | Level I
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign issued corporate debt | Level II
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,721	13,583
Foreign issued corporate debt | Level III
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. corporate debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	39,992	48,046
U.S. corporate debt | Level I
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. corporate debt | Level II
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	39,992	48,046
U.S. corporate debt | Level III
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Government debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,645	4,810
Government debt | Level I
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Government debt | Level II
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,645	4,810
Government debt | Level III
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	62,601	77,285
U.S. Treasury securities | Level I
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. Treasury securities | Level II
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	62,601	77,285
U.S. Treasury securities | Level III
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,978	14,065
Asset-backed securities | Level I
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Asset-backed securities | Level II
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,978	14,065
Asset-backed securities | Level III
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	247
Other | Level I
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other | Level II
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	247
Other | Level III
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,473	5,682
Cash equivalents | Level I
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,691	2,593
Cash equivalents | Level II
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,782	3,089
Cash equivalents | Level III
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0